COMMITMENTS AND CONTINGENCIES - Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Jan. 31, 2016	Jan. 31, 2015	Dec. 31, 2013
Finite-Lived Intangible Assets
Fees to Iogen capitalized		$ 150,000	$ 150,000
Intangible assets, net of amortization	$ 104,000	119,000
Royalties paid	$ 0	0
Intellectual Property
Finite-Lived Intangible Assets
Fees to Iogen capitalized				$ 150,000
Intangible assets, net of amortization		$ 119,000	$ 149,000